Taxation (Components of Aggregate Deferred Income Tax Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation
Net operating loss carry forwards	¥ 48,337	¥ 15,123
Excess advertising expenses carry forwards	7,717	10,787
Accrued payroll and other expenses	0	2,585
Others	10,560	3,028
Less: valuation allowance	(58,432)	(30,196)	¥ (58,568)
Total deferred tax assets, net	8,182	1,327
Deferred tax liability :
Intangible assets acquired	¥ 2,595	¥ 0